DEBT - Summary of Long-term debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Finance leases	$ 53	$ 49
Unamortized deferred issuance costs	(761)	(2,208)
Unamortized discount on debt	(9,119)	0
Total debt	115,148	37,032
Current portion of long-term debt	14	1,403
Long-term debt	$ 115,134	35,629
Pre-Combination Notes [Member]
Debt Instrument [Line Items]
Maturity	November 2026
Interest Rate	9.25%
Senior Secured Notes due 2026 [Member]
Debt Instrument [Line Items]
Senior Secured Notes due 2026	$ 94,686	0
Maturity	April 2026
Interest Rate	11.00%
Convertible Notes due 2028 [Member]
Debt Instrument [Line Items]
Maturity	July 2028
Interest Rate	3.05%
PPP Loan [Member]
Debt Instrument [Line Items]
PPP Loan	$ 0	2,537
Maturity	May 2022
Interest Rate	1.00%
Convertible Debt Due Two Thousand And Twenty Eight [Member] | Convertible Notes due 2028 [Member]
Debt Instrument [Line Items]
Convertible Notes due 2028	$ 0	36,654
Precombination Notes [Member] | Pre-Combination Notes [Member]
Debt Instrument [Line Items]
Pre-Combination Notes	$ 30,289	$ 0